Organization and Principal Activities - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization And Principal Activities [Line Items]
Net loss	$ (11,350,208)	$ (12,743,748)	$ (22,470,495)
Cash outflow from operating activities	4,346,713	8,245,623	32,714,475
Cash and cash equivalents	6,154,499	9,599,824	12,493,135
Overdue balance payable to third party investors	8,500,000
VIEs
Organization And Principal Activities [Line Items]
Consolidated assets as collateral for obligations	0
Cash outflow from operating activities	(2,080,985)	841,958	8,265,834
Cash and cash equivalents	2,778,747	479,309
VIEs | COVID-19
Organization And Principal Activities [Line Items]
Net loss	(11,400,000)	(12,700,000)	(22,500,000)
Cash outflow from operating activities	4,300,000	$ 8,200,000	$ 32,700,000
Working capital deficit	1,700,000
Cash and cash equivalents	$ 6,200,000
Strategic Consulting Services Agreement
Organization And Principal Activities [Line Items]
Service agreement, term	20 years
VIE's income before tax	30.00%
Technical Support Services Agreement
Organization And Principal Activities [Line Items]
Service agreement, term	10 years
VIE's income before tax	30.00%
Operating Support Services Agreement
Organization And Principal Activities [Line Items]
Service agreement, term	10 years
VIE's income before tax	40.00%